Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable, third parties	422,743	288,507
Less: Allowance for doubtful accounts, third parties	(4,521)	(2,688)
Accounts receivable, third parties, net	418,222	285,819
Accounts receivable, related parties	837,686	1,556,969
Less: Allowance for doubtful accounts, related parties	(2,366)	(11,217)
Accounts receivable, related parties, net	835,320	1,545,752
The movement of the allowance for doubtful accounts receivables is as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	6,887
Additions	—	6,887	9,951
Reversal	—	—	(2,426)
Write-off	—	—	(507)
Balance at the end of the year	—	6,887	13,905